Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense
Federal		$ 0
State		0
Total		0
Deferred income tax expense
Federal		277,794
State		79,068
Total		356,862
Provision for income taxes	$ 299,700	$ 356,862	$ 0	$ 0